Business Segment Information (Schedule Of Geographic Information Long-Lived Assets) (Details) (USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010
Segment Reporting Information [Line Items]
Long-lived assets	$ 73,067	$ 72,563
United States [Member]
Segment Reporting Information [Line Items]
Long-lived assets	67,300	66,100
Europe [Member]
Segment Reporting Information [Line Items]
Long-lived assets	3,400	3,100
Other [Member]
Segment Reporting Information [Line Items]
Long-lived assets	$ 2,400	$ 3,400